Form N-1A Cover	Jun. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	INSTITUTIONAL FIDUCIARY TRUST
Entity Central Index Key	0000765485
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Prospectus Date	Nov. 01, 2024